Other Long Term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Other Long Term Liabilities

Note 9 – Other Long Term Liabilities

Other long term liabilities consists of the following:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Liability for severance pay	1,239	1,015
Deferred revenues related to non-standard warranty	1,342	670
Lease liabilities in respect of its ROU assets	679	776
	3,260	2,461

A.Liability for Employee Severance Benefits

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances. The liability related to these severance payments is calculated on the basis of the latest salary of the employee multiplied by the number of years of employment as of the balance sheet date. The Company also has defined contribution plans for which it makes contributions to severance pay funds and appropriate insurance policies. Withdrawal of the reserve monies is contingent upon the fulfillment of detailed provision in the Severance Law.

Under local law in various territories in which the Company operates, employees with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment based on their length of service and rate of pay at the time of termination.

1.The liability in respect of most of its employees in Israel is discharged by participating in a defined contribution pension plan and making regular deposits with a pension fund or by individual insurance policies. The liability deposited with the pension fund is based on salary components as prescribed in the existing labor agreement. The custody and management of the amounts so deposited are independent of the companies and accordingly such amounts funded (included in expenses on an accrual basis) and related liabilities are not reflected in the balance sheet.

2.The liability for severance pay which is not covered by the contribution plan amounted to $1,239 and $1,015 as of December 31, 2020 and 2019, respectively.

3.Severance pay expenses were $1,362, $1,167, and $1,017 in 2020, 2019 and 2018, respectively.

B.Deferred Revenues

Deferred revenues related to non-standard warranty of $1,342 are expected to be recognized in 2022.